Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Changes in Shareholders' Equity
Other comprehensive income, tax	$ 564
Issuance of common stock, expenses	$ 1,200
Dividends: Common stock (in dollars per share)	$ 0.16